Segmented information	12 Months Ended
Dec. 31, 2022
Disclosure of entity's operating segments [Abstract]
Segmented information	Segmented informationThe Company’s reportable operating segments for 2022 include its mining operations, namely the Fekola, Masbate and Otjikoto mines. The “Other Mineral Properties” segment consists of the Company’s interests in mineral properties which are at various stages of exploration and development, including the Company's interests in the Gramalote Project and Calibre. The “Corporate and Other” segment includes corporate operations.
The Company’s segments are summarized in the following tables:

	2022
	Fekola Mine	Masbate Mine	Otjikoto Mine	Other Mineral Properties	Corporate & Other	Total
	$	$	$	$	$	$

External gold revenue	1,067,482	384,714	280,394	—	—	1,732,590
Production costs	326,529	177,705	122,292	—	—	626,526
Depreciation & depletion	215,664	88,834	79,348	6	2,613	386,465
Reversal of impairment of long-lived assets	—	—	—	(909)	—	(909)
Write-down of mineral property interests	—	313	—	12,053	—	12,366
Current income tax, withholding and other taxes	196,499	24,676	26,512	124	—	247,811
Net income (loss)	231,587	71,252	33,844	(20,967)	(28,993)	286,723
Capital expenditures	132,836	44,287	82,572	90,111	174	349,980
Total assets	1,456,040	755,297	439,051	549,632	481,213	3,681,233

	2021
	Fekola Mine	Masbate Mine	Otjikoto Mine	Other Mineral Properties	Corporate & Other	Total
		$	$	$	$	$

External gold revenue	1,024,425	398,879	338,960	—	—	1,762,264
Production costs	250,337	146,671	96,381	—	—	493,389
Depreciation & depletion	188,601	86,835	103,456	52	2,392	381,336
Impairment of long-lived assets	—	—	—	5,905	—	5,905
Current income tax, withholding and other taxes	190,908	25,750	49,063	37	4,911	270,669
Net income (loss)	263,218	132,615	71,576	9,781	(16,365)	460,825
Capital expenditures	123,651	35,756	85,360	57,552	1,652	303,971
Total assets	1,382,369	786,770	442,280	362,133	587,741	3,561,293

The Company’s mining interests are located in the following geographical locations:

	2022	2021
	$	$
Mining interests
Mali	1,159,931	1,084,580
Philippines	577,039	636,525
Namibia	306,718	307,434
Colombia	145,855	130,096
Investments in associates - various	120,049	104,236
Canada	26,820	23,420
Burkina Faso	21,087	21,087
Finland	22,523	12,561
Other	14,757	16,128
	2,394,779	2,336,067